Restatement of Previously Issued Financial Statements (Details) - Schedule of reclassification of all public shares to temporary equity	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of reclassification of all public shares to temporary equity [Line Items]
Warrant liabilities
Deferred underwriting compensation	1,025,948
Total liabilities	3,230,972
Ordinary shares subject to possible redemption	40,723,074
Ordinary shares	2,093
Additional paid-in capital	4,990,205
Retained earnings (accumulated deficit)	(2,470)
Change in fair value of warrant liabilities
Net (loss) income	(167,426)
Change in value of shares subject to redemption	$ 255,356
Ordinary shares subject to possible redemption – ordinary shares – no. of shares (in Shares) | shares	162,322
Ordinary shares subject to possible redemption – ordinary shares – amount	$ 163
Ordinary shares subject to possible redemption– additional paid-in capital	255,193
Ordinary shares subject to possible redemption – total shareholder’s equity	255,356
Net income (loss) – accumulated deficit	(167,426)
Net income (loss) – total shareholder’s deficit	$ (167,426)
Basic and diluted weighted average shares outstanding, non-redeemable ordinary shares (in Shares) | shares	2,092,586
Basic and diluted net (loss) income per share, non-redeemable ordinary shares (in Dollars per share) | $ / shares	$ (0.22)
Adjustments #1[Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of reclassification of all public shares to temporary equity [Line Items]
Warrant liabilities	$ 390,000
Deferred underwriting compensation
Total liabilities	390,000
Ordinary shares subject to possible redemption	(390,000)
Ordinary shares	37
Additional paid-in capital	(160,037)
Retained earnings (accumulated deficit)	160,000
Change in fair value of warrant liabilities	130,000
Net (loss) income	130,000
Change in value of shares subject to redemption
Ordinary shares subject to possible redemption – ordinary shares – no. of shares (in Shares) | shares
Ordinary shares subject to possible redemption – ordinary shares – amount
Ordinary shares subject to possible redemption– additional paid-in capital
Ordinary shares subject to possible redemption – total shareholder’s equity
Net income (loss) – accumulated deficit	130,000
Net income (loss) – total shareholder’s deficit	$ 130,000
Basic and diluted weighted average shares outstanding, ordinary share subject to possible redemption (in Shares) | shares
Basic and diluted net loss per share, ordinary share subject to possible redemption (in Dollars per share) | $ / shares
Basic and diluted weighted average shares outstanding, non-redeemable ordinary shares (in Shares) | shares	(74,586)
Basic and diluted net (loss) income per share, non-redeemable ordinary shares (in Dollars per share) | $ / shares	$ 0.06
Adjustments #2 [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of reclassification of all public shares to temporary equity [Line Items]
Warrant liabilities
Deferred underwriting compensation	814,052
Total liabilities	814,052
Ordinary shares subject to possible redemption	5,666,926
Ordinary shares	(755)
Additional paid-in capital	(4,830,168)
Retained earnings (accumulated deficit)	(1,650,055)
Change in fair value of warrant liabilities
Net (loss) income
Change in value of shares subject to redemption	$ (255,356)
Ordinary shares subject to possible redemption – ordinary shares – no. of shares (in Shares) | shares	(162,322)
Ordinary shares subject to possible redemption – ordinary shares – amount	$ (163)
Ordinary shares subject to possible redemption– additional paid-in capital	(255,193)
Ordinary shares subject to possible redemption – total shareholder’s equity	(255,356)
Net income (loss) – accumulated deficit
Net income (loss) – total shareholder’s deficit
Basic and diluted weighted average shares outstanding, ordinary share subject to possible redemption (in Shares) | shares	4,600,000
Basic and diluted net loss per share, ordinary share subject to possible redemption (in Dollars per share) | $ / shares	$ (0.01)
Basic and diluted weighted average shares outstanding, non-redeemable ordinary shares (in Shares) | shares	(643,000)
Basic and diluted net (loss) income per share, non-redeemable ordinary shares (in Dollars per share) | $ / shares	$ 0.15
As Since The Restated [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of reclassification of all public shares to temporary equity [Line Items]
Warrant liabilities	$ 390,000
Deferred underwriting compensation	1,840,000
Total liabilities	4,435,024
Ordinary shares subject to possible redemption	46,000,000
Ordinary shares	1,375
Additional paid-in capital
Retained earnings (accumulated deficit)	(1,492,525)
Change in fair value of warrant liabilities	130,000
Net (loss) income	(37,426)
Change in value of shares subject to redemption
Ordinary shares subject to possible redemption – ordinary shares – no. of shares (in Shares) | shares
Ordinary shares subject to possible redemption – ordinary shares – amount
Ordinary shares subject to possible redemption– additional paid-in capital
Ordinary shares subject to possible redemption – total shareholder’s equity
Net income (loss) – accumulated deficit	(37,426)
Net income (loss) – total shareholder’s deficit	$ (37,426)
Basic and diluted weighted average shares outstanding, ordinary share subject to possible redemption (in Shares) | shares	4,600,000
Basic and diluted net loss per share, ordinary share subject to possible redemption (in Dollars per share) | $ / shares	$ (0.01)
Basic and diluted weighted average shares outstanding, non-redeemable ordinary shares (in Shares) | shares	1,375,000
Basic and diluted net (loss) income per share, non-redeemable ordinary shares (in Dollars per share) | $ / shares	$ (0.01)